Provisions for Product Warranty - Disclosure of Movement of Provisions for Product Warranty (Details) - Warranty provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Provisions [Roll Forward]
Balance as of January 1	$ 15,630	$ 17,562	$ 21,321
Additional provisions recognized in profit or loss	4,240	5,642	5,260
Unused provisions reversed in profit or loss	(4,449)	0	0
Provisions used	(5,884)	(7,811)	(10,200)
Exchange differences on translation	(1,487)	237	1,181
Balance as of December 31	$ 8,050	$ 15,630	$ 17,562